Fair Value of Stock Option Granted Assumptions Used (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Risk-free interest rates		1.10%	2.00%
Expected terms (in years)		5 years 8 months 12 days	6 years 3 months 18 days
Expected common share price volatilities		68.00%	50.10%
Expected dividends		4.90%	3.80%
Expected forfeitures	1.00%	5.00%	5.00%
Minimum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Risk-free interest rates	0.70%
Expected terms (in years)	5 years 2 months 12 days
Expected common share price volatilities	62.50%
Expected dividends	4.50%
Maximum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Risk-free interest rates	1.10%
Expected terms (in years)	5 years 8 months 12 days
Expected common share price volatilities	67.10%
Expected dividends	6.30%